Preferred Shares (Details) - Schedule of Issuances of Preferred Shares $ / shares in Units, $ in Thousands	12 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
WN-A [Member]
Preferred Shares (Details) - Schedule of Issuances of Preferred Shares [Line Items]
Issuance Date	April 2017
Shares Issued | shares	22,000,000
Issue Price per share | $ / shares	$ 0.0455
Aggregated issuance price | $	$ 1,001
WN-B [Member]
Preferred Shares (Details) - Schedule of Issuances of Preferred Shares [Line Items]
Issuance Date	April 2018
Shares Issued | shares	23,983,789
Issue Price per share | $ / shares	$ 0.18
Aggregated issuance price | $	$ 4,317
WN-B-1 [Member]
Preferred Shares (Details) - Schedule of Issuances of Preferred Shares [Line Items]
Issuance Date	May 2018
Shares Issued | shares	7,913,872
Issue Price per share | $ / shares	$ 0.3146
Aggregated issuance price | $	$ 2,489
WN-C [Member]
Preferred Shares (Details) - Schedule of Issuances of Preferred Shares [Line Items]
Issuance Date	June 2018
Shares Issued | shares	20,327,789
Issue Price per share | $ / shares	$ 0.5686
Aggregated issuance price | $	$ 11,559
WN-D [Member]
Preferred Shares (Details) - Schedule of Issuances of Preferred Shares [Line Items]
Issuance Date	August 2020
Shares Issued | shares	11,818,754
Issue Price per share | $ / shares	$ 1.1825
Aggregated issuance price | $	$ 13,975
WN-E [Member]
Preferred Shares (Details) - Schedule of Issuances of Preferred Shares [Line Items]
Issuance Date	November 2020
Shares Issued | shares	14,799,427
Issue Price per share | $ / shares	$ 2.3398
Aggregated issuance price | $	$ 34,628